Condensed Consolidated Statement of Changes in Stockholders Deficit (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Debt conversion price, increase	$ 0.042	$ 0.0744	$ 0.042	$ 0.0744
Debt conversion price, decrease	$ 0.064	$ 0.1108	0.064	$ 0.1540
Warrant exercise price, increase			0.06
Warrant exercise price, decrease			$ 0.08
Warrants exercised for cash				3,816,522
Minimum [Member]
Conversion price per share					$ 0.0744
Maximum [Member]
Conversion price per share					$ 0.1540